Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Activity [Abstract]
Balances at beginning	R$ 5,289	R$ 1,807	R$ 8,300
Balance at ending	3,776	5,289	1,807	8,300
Additions	3,200	5,462	4,000	15,000
Additions by acquisition of companies				3,994
Interest accrual	296	940	349	511
Principal payments	(4,644)	(2,034)	(10,101)	(10,962)
Interest payments	R$ (365)	R$ (886)	R$ (741)	R$ (243)